Pacific NoS Global EM Equity Active ETF
Schedule of Investments
September 30, 2025 (Unaudited)
1
Shares Value
Common Stocks - 97.4%
Argentina - 1.0%
a
YPF SA - ADR
(a)
..................................................................................... 28,864 $ 701,107
Brazil - 4.4%
a
Banco do Brasil SA ................................................................................... 175,007 725,917
PRIO SA
(a)
......................................................................................... 101,695 728,118
Telefonica Brasil SA .................................................................................. 230,210 1,472,760
a
2,926,795
Canada - 4.2%
a
Pan American Silver Corp. .............................................................................. 72,891 2,823,068
China - 23.4%
a
Baidu, Inc. - ADR
(a)
................................................................................... 6,118 806,169
China Construction Bank Corp. - Class H ................................................................... 714,000 686,433
Contemporary Amperex Technology Co., Ltd. - Class A ......................................................... 43,700 2,467,869
Full Truck Alliance Co., Ltd. - ADR ....................................................................... 154,551 2,004,527
Haidilao International Holding, Ltd.
(b)
...................................................................... 508,000 876,222
JD.com, Inc. - ADR ................................................................................... 56,333 1,970,528
Kuaishou Technology - Class W
(b)
........................................................................ 95,200 1,035,155
Ningbo Deye Technology Co., Ltd. ........................................................................ 125,900 1,432,601
PICC Property & Casualty Co., Ltd. - Class H ................................................................ 528,000 1,191,672
Sinotruk Hong Kong, Ltd. .............................................................................. 366,000 1,080,068
Tongcheng Travel Holdings, Ltd. ......................................................................... 222,400 657,447
Vipshop Holdings, Ltd. - ADR ........................................................................... 47,073 924,514
Yutong Bus Co., Ltd. - Class A ........................................................................... 202,800 775,195
a
15,908,400
Greece - 4.0%
a
Eurobank Ergasias Services and Holdings SA ................................................................ 392,578 1,513,925
National Bank of Greece SA ............................................................................ 83,551 1,213,908
a
2,727,833
Hong Kong - 7.4%
a
Alibaba Group Holding, Ltd. ............................................................................ 221,316 5,034,823
India - 2.5%
a
ICICI Bank, Ltd. - ADR ............................................................................... 56,980 1,722,505
Indonesia - 1.7%
a
Bank Mandiri Persero TBK PT .......................................................................... 4,419,139 1,166,769
Korea, Republic of - 16.5%
a
HD Hyundai Co., Ltd. ................................................................................. 200 22,152
Hyundai Glovis Co., Ltd. ............................................................................... 6,592 777,105
Kia Corp. .......................................................................................... 25,250 1,812,248
KT Corp. - ADR ..................................................................................... 60,973 1,188,973
Samsung Electronics Co., Ltd. ........................................................................... 57,196 3,420,223
SK Square Co., Ltd.
(a)
................................................................................. 14,262 2,048,247
SK, Inc. ........................................................................................... 5,691 851,794
Woori Financial Group, Inc. ............................................................................. 60,967 1,127,610
a
11,248,352

Pacific NoS Global EM Equity Active ETF
Schedule of Investments — continued
September 30, 2025 (Unaudited)
Shares Value
Common Stocks - 97.4% (continued)
Malaysia - 1.4%
a
Malayan Banking BHD ................................................................................ 394,900 $ 929,894
Mexico - 1.9%
a
Wal-Mart de Mexico SAB de CV ......................................................................... 417,578 1,288,552
Saudi Arabia - 1.2%
a
Saudi Awwal Bank ................................................................................... 99,610 852,085
South Africa - 5.7%
a
Absa Group, Ltd. .................................................................................... 115,066 1,207,784
Naspers, Ltd. - Class N
(a)
............................................................................... 5,465 1,981,268
Vodacom Group, Ltd. ................................................................................. 81,571 630,204
a
3,819,256
Taiwan - 17.5%
a
ASE Technology Holding Co., Ltd. ....................................................................... 225,893 1,215,515
Lotes Co., Ltd. ...................................................................................... 25,384 1,286,774
MediaTek , Inc. ...................................................................................... 68,003 2,934,049
Taiwan Semiconductor Manufacturing Co., Ltd. .............................................................. 118,458 5,072,107
United Microelectronics Corp. ........................................................................... 895,902 1,338,944
a
11,847,389
United Arab Emirates - 4.6%
a
Adnoc Gas PLC ..................................................................................... 1,054,733 1,016,541
ADNOC Logistics & Services ........................................................................... 250,204 393,732
Dubai Islamic Bank PJSC .............................................................................. 233,882 610,016
Emaar Properties PJSC ................................................................................ 303,454 1,078,158
a
3,098,447
a
Total Common Stocks (Cost $57,983,289) 66,095,275
Total Investments - 97.4% (Cost $57,983,289) 66,095,275
Other Assets in Excess of Liabilities - 2.6% 1,763,512
Net Assets - 100% $ 67,858,787
(a) Non-income producing
(b) Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund's
Liquidity Guidelines. The liquidity determination is unaudited. As of September 30, 2025, the aggregate value of these securities was $1,911,377 which represented 2.8% of the net assets of the Fund.
ADR - American Depositary Receipt
PLC - Public Limited Company
SA - Special Assessment

Pacific NoS Global EM Equity Active ETF
Schedule of Investments — continued
September 30, 2025 (Unaudited)
Forward Currency Contracts
At September 30, 2025, the Fund's open forward currency contracts were as follows:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
Taiwanese Dollar 34,872,000 U.S. Dollar 1,200,000 Citigroup 3/6/26 $ (43,266)
U.S. Dollar 4,000,000 Taiwanese Dollar 127,520,000 Citigroup 3/6/26 (229,946)
Taiwanese Dollar 23,872,000 U.S. Dollar 800,000 Btig , LLC. 4/21/26 (5,763)
U.S. Dollar 1,900,000 Taiwanese Dollar 59,375,000 Citibank 4/21/26 (75,446)
Taiwanese Dollar 25,560,000 U.S. Dollar 900,000 Citigroup 5/5/26 (48,820)
$ (403,241)
U.S. Dollar 400,000 Taiwanese Dollar 10,760,000 Citigroup 5/5/26 41,679
Total Net Forward Currency Contracts $ (361,562)
Summary of Investment Type
Sector
Percentage of
Net Assets
Information Technology ............................................................................................ 22.5%
Consumer Discretionary ............................................................................................ 19.6%
Financials ...................................................................................................... 19.2%
Industrials ...................................................................................................... 16.7%
Communication Services ........................................................................................... 7.5%
Energy ........................................................................................................ 4.2%
Materials ....................................................................................................... 4.2%
Other* ......................................................................................................... 3.5%
Other Assets in Excess of Liabilities ................................................................................... 2.6%
100.0%
* Other includes the remaining asset classes which are each under 2% of the net assets of the Fund.